Income Tax (Details) - Schedule of Income Tax (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income Tax [Abstract]
Prima facie tax on net loss before income tax	25.00%	25.00%	26.00%